Contingent Liabilities, Commitments and Concessions (Schedule of Guarantees) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Financial guarantee	[1]	$ 44,342		$ 118,763
Advanced Integrated Energy Ltd. [Member] | IDOM - EPC Agreement [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee		10,500
Cash Collateral
Advanced Integrated Energy Ltd. [Member] | IDOM - EPC Agreement [Member] | NIS [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee | ₪
Advanced Integrated Energy Ltd. [Member] | GE - CSA Agreement [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee		21,000
Cash Collateral
Advanced Integrated Energy Ltd. [Member] | GE - CSA Agreement [Member] | NIS [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee | ₪
OPC Rotem Ltd. [Member] | Facility Agreement [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee		12,980
Cash Collateral		$ 6,505
OPC Rotem Ltd. [Member] | Facility Agreement [Member] | NIS [Member]
Disclosure of transactions between related parties [line items]
Financial guarantee | ₪			₪ 45,000

[1]	Financial Guarantees contractual period in Qoros is dependent on Qoros's timeliness to meet the obligation of current loans payable.